SEGMENT INFORMATION	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 5 — Segment Information

FASB ASC Topic 280, “Segment Reporting,” establishes standards for companies to report, in their financial statements, information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the chief operating decision maker (the “CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the accompanying statements of operations as net income or loss. The measure of segment assets is reported on the accompanying balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	June 30, 2026	December 31, 2025
Cash	$201,861	$560,813
Cash and marketable securities held in the Trust Account	$209,286,528	$205,642,100
Total assets	$209,612,581	$206,334,054

	For the Three Months Ended June 30, 2026	For the Three Months Ended June 30, 2025
Operating loss	$(898,773)	$(76,432)
Income earned on cash and marketable securities held in the Trust Account	$1,836,231	$321,137
Net income	$940,441	$245,414

	For the Six Months Ended June 30, 2026	For the Period From February 10, 2025 (Inception) Through June 30, 2025
Operating loss	$(1,597,657)	$(138,248)
Income earned on cash and marketable securities held in the Trust Account	$3,644,428	$321,137
Net income	$2,054,605	$183,628

The CODM reviews operating loss to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Combination Period. The CODM also reviews operating loss to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. The CODM reviews income earned on cash and marketable securities held in Trust Account to monitor and project the amount of funds the Company has, or may have, to effect a Business Combination. Operating loss and income earned on cash and marketable securities held in Trust Account, as reported on the accompanying unaudited condensed statements of operations, are the significant segment information provided to the CODM on a regular basis. All other segment items included in net income are reported on the accompanying statements of operations and described within their respective disclosures.

The CODM reviews the position of cash available with the company to assess if the Company has sufficient resources available to discharge its liabilities and future obligations and to monitor the amount of funds the Company has to pursue its initial Business Combination. The CODM reviews the position of cash and marketable securities held in the Trust Account to monitor and project the amount of funds the Company has, or may have, to effect a Business Combination. Cash and cash and marketable securities held in Trust Account, as reported on the accompanying condensed balance sheets, are the significant segment information provided to the CODM on a regular basis. All other segment items included in total assets are reported on the accompanying condensed balance sheets and described within their respective disclosures.

Note 5 — Segment Information

FASB ASC Topic 280, “Segment Reporting”, establishes standards for companies to report, in their financial statements, information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the chief operating decision maker (the “CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the accompanying statements of operations as net income or loss. The measure of segment assets is reported on the accompanying balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

December 31, 2025
Cash	$560,813
Cash and marketable securities held in the Trust Account	$205,642,100
Total assets	$206,334,054

For the Period from February 10, 2025 (Inception) through December 31, 2025
Operating loss	$(1,882,975)
Income earned on cash and marketable securities held in the Trust Account	$4,392,100
Net income	$2,531,400

The CODM reviews operating loss to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Combination Period. The CODM also reviews operating loss to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. The CODM reviews income earned on cash and marketable securities held in Trust Account to monitor and project the amount of funds the Company has, or may have, to effect a Business Combination. Operating loss and income earned on cash and marketable securities held in Trust Account, as reported on the statement of operations, are the significant segment information provided to the CODM on a regular basis. All other segment items included in net income are reported on the accompanying statement of operations and described within their respective disclosures.

The CODM reviews the position of cash available with the company to assess if the Company has sufficient resources available to discharge its liabilities and future obligations and to monitor the amount of funds the Company has to pursue its initial Business Combination. The CODM reviews the position of cash and marketable securities held in the Trust Account to monitor and project the amount of funds the Company has, or may have, to effect a Business Combination. Cash and cash and marketable securities held in Trust Account, as reported on the accompanying balance sheet, are the significant segment information provided to the CODM on a regular basis. All other segment items included in total assets are reported on the accompanying balance sheet and described within their respective disclosures.